UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from April 1, 2006 to April 30, 2006

Commission File Number of issuing entity: 333-104089-02 MBNA MASTER CREDIT CARD TRUST II (Exact name and issuing entity as specified in its charter) (Issuer of the Certificates)
Commission File Number of depositor: 333-104089 MBNA AMERICA BANK, NATIONAL ASSOCIATION (Exact name of depositor and sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o MBNA America Bank, National Association

1100 N. King Street

Wilmington, DE 19884-0781

(Address of principal executive offices of issuing entity)

(800) 362-6255

(Telephone number, including area code)

51-0331454

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Certificates to which this report on Form 10-D relates is reporting in accordance with Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Certificates to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No __

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.

PART II – OTHER INFORMATION

ITEM 8 – Other Information.
NOTHING TO REPORT.
ITEM 9 – Exhibits. ITEM 9.01 (c). Exhibits.
The following are filed as Exhibits to this Report under Exhibit 99:
99.1. 99.2. 99.3. 99.4. 99.5. 99.6. 99.7. 99.8. 99.9. 99.10. 99.11. 99.12. 99.13. 99.14.

Series 1996-G Certificateholders' Statement for the month ended April 30, 2006.

Series 1996-M Certificateholders' Statement for the month ended April 30, 2006.

Series 1997-B Certificateholders' Statement for the month ended April 30, 2006.

Series 1998-E Certificateholders' Statement for the month ended April 30, 2006.

Series 1998-G Certificateholders' Statement for the month ended April 30, 2006.

Series 1999-B Certificateholders' Statement for the month ended April 30, 2006.

Series 1999-D Certificateholders' Statement for the month ended April 30, 2006.

Series 1999-J Certificateholders' Statement for the month ended April 30, 2006.

Series 1999-L Certificateholders' Statement for the month ended April 30, 2006.

Series 2000-D Certificateholders' Statement for the month ended April 30, 2006.

Series 2000-E Certificateholders' Statement for the month ended April 30, 2006.

Series 2000-H Certificateholders' Statement for the month ended April 30, 2006.

Series 2000-L Certificateholders' Statement for the month ended April 30, 2006.

Series 2001-B Certificateholders' Statement for the month ended April 30, 2006.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: May 15, 2006

MBNA MASTER CREDIT CARD TRUST II
(Issuing Entity)

MBNA AMERICA BANK, NATIONAL ASSOCIATION
(Servicer)

Name: Marcie E. Copson-Hall Title: Executive Vice President